Schedule IV - Summary of Reinsurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Reinsurance Transactions [line items]
Ceded to other companies	€ 17,153	€ 16,021
Net insurance revenue & insurance service expenses	(326)	51	€ 160
Net income / (expenses) on reinsurance held	836	325	182
Life insurance in force [member]
Disclosure of Reinsurance Transactions [line items]
Gross amount	793,260	874,615	813,550
Ceded to other companies	(282,774)	(351,356)	(366,577)
Assumed from other companies	196,862	258,407	273,421
Net amount	€ 707,347	€ 781,666	€ 720,394
% of amount assumed to net	28.00%	33.00%	38.00%
Life [member]
Disclosure of Reinsurance Transactions [line items]
Net insurance revenue & insurance service expenses	€ (418)	€ (440)	€ (121)
Net income / (expenses) on reinsurance held	816	368	221
Non life [member]
Disclosure of Reinsurance Transactions [line items]
Net insurance revenue & insurance service expenses	93	491	281
Net income / (expenses) on reinsurance held	€ 21	€ (43)	€ (39)